Schedule of Estimated Useful Lives of Property and Equipment (Details)	12 Months Ended
Jan. 31, 2015 USD ($)
Summary Of Significant Accounting Policies Schedule Of Property, Plant And Equipment 1	$ 4
Summary Of Significant Accounting Policies Schedule Of Property, Plant And Equipment 2	$ 2